Fair value of financial instrument - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial liabilities [line items]
Contractual maturity amount	$ 349,796	$ 326,375
Carrying value	350,518	326,128
Difference between carrying value and contractual maturity amount	722	(247)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(73)	(175)
Cumulative change in fair value attributable to changes in credit risk for positions still held	232	304
Term deposits - Personal [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	17,307	14,726
Carrying value	17,394	14,602
Difference between carrying value and contractual maturity amount	87	(124)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	3	(41)
Cumulative change in fair value attributable to changes in credit risk for positions still held	22	19
Term deposits - Business and government [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	110,763	102,640
Carrying value	111,389	102,597
Difference between carrying value and contractual maturity amount	626	(43)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(76)	(134)
Cumulative change in fair value attributable to changes in credit risk for positions still held	210	285
Term deposits - Bank [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	3,031	7,067
Carrying value	3,032	7,072
Difference between carrying value and contractual maturity amount	1	5
Term deposits [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	131,101	124,433
Carrying value	131,815	124,271
Difference between carrying value and contractual maturity amount	714	(162)
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(73)	(175)
Cumulative change in fair value attributable to changes in credit risk for positions still held	232	304
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	218,604	201,924
Carrying value	218,612	201,839
Difference between carrying value and contractual maturity amount	8	(85)
Other liabilities [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	91	18
Carrying value	$ 91	$ 18